Revenue - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue [Line Items]
Milestone payment recieved		$ 4,000
Accounts receivables related to contract revenue	$ 1,517	868
Gelesis | Associates
Revenue [Line Items]
Royalty income	$ 4,659	$ 315
Royalty rate	3.00%